Segmented Information (Tables)	6 Months Ended
Jun. 30, 2024
Segmented Information [Abstract]
Schedule of Information About the Assets and Liabilities	Set out below is information about the assets and liabilities as at June 30, 2024 and December 31, 2023 and profit or loss from each segment for the six months ended June 30, 2024 and 2023:
	As at June 30, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$18,335	$1,014,239	$8,932,887	$9,965,461
Reportable segment liabilities	607,727	1,046,486	3,741,111	5,395,324
	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885
	For the six months ended June 30, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$477,006	$–	$477,006
Other income (expense)	(1,719,375)	267,684	1,664,027	212,336
Finance income	–	25	–	25
Finance expense	–	(18,829)	(62,192)	(81,021)
Depreciation & amortization	–	1,949	102,051	104,000
Discontinued operations	(461,405)	–	–	(461,405)
Reportable segment income (loss)	(683,722)	55,823	(2,054,991)	(2,682,890)
	For the six months ended June 30, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$128,741	$–	$128,741
Other expense	–	8,974	51,661	60,635
Finance income	–	20	–	20
Finance expense	–	(8,033)	(40,809)	(48,842)
Depreciation & amortization	–	1,898	102,840	104,738
Discontinued operations	(3,221,494)	–	–	(3,221,494)
Reportable segment loss	(3,223,676)	(337,238)	(2,316,968)	(5,877,882)

Schedule of Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities	Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2024 and 2023, and assets and liabilities as at June 30, 2024 and December 31, 2023:
	For the six months ended June 30, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$477,006	$–	$477,006
Elimination of inter segment revenue	–	–	–	–
Total revenue	$–	$477,006	$–	$477,006
	For the six months ended June 30, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$128,741	$–	$128,741
Elimination of inter segment revenue	–	–	–	–
Total revenue	$–	$128,741	$–	$128,741

	For the six months ended June 30, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(222,317)	$55,823	$(2,054,991)	$(2,221,485)
Total loss on discontinued operations	(461,405)	–	–	(461,405)
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(683,722)	$55,823	$(2,054,991)	$(2,682,890)
	For the six months ended June 30, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(2,182)	$(337,238)	$(2,316,968)	$(2,656,388)
Total loss on discontinued operations	(3,221,494)	–	–	(3,221,494)
Elimination of inter segment profit or loss	–	–	–	–
Income (Loss) before income tax expense	$(3,223,676)	$(337,238)	$(2,316,968)	$(5,877,882)
	As at June 30, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$18,335	$20,145,239	$58,344,093	$78,507,667
Elimination of inter segment assets	–	(19,131,000)	(49,411,206)	(68,542,206)
Segments’ assets	$18,335	$1,014,239	$8,932,887	$9,965,461
	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	–	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993
	As at June 30, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$1,396,768	$31,144,975	$11,099,951	$43,641,694
Elimination of inter segment liabilities	(789,041)	(30,098,489)	(7,358,840)	(38,246,370)
Entity’s liabilities	$607,727	$1,046,486	$3,741,111	$5,395,324
	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885